Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,515	SFr 1,515
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 351	SFr 351
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	77.7	48.4
Granted (in shares)	2.4	31.8
Settled (in shares)	(23.3)	(23.3)
Forfeited (in shares)	(0.3)	(0.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	56.5	56.5
of which vested (in shares)	5.4	5.4	5.4
of which unvested (in shares)	51.1	51.1	51.1
Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award	Includes an adjustment for share awards granted in 2Q17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Total estimated unrecognized compensation expense	SFr 715	SFr 715
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	113.0	73.2
Granted (in shares)	6.0	47.7
Settled (in shares)	(30.7)	(32.4)
Forfeited (in shares)	(1.2)	(1.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	87.1	87.1
of which vested (in shares)	10.0	10.0	10.0
of which unvested (in shares)	77.1	77.1	77.1
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 13	SFr 13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	13.5	13.5
Granted (in shares)	0.3	0.3
Settled (in shares)	(4.9)	(4.9)
Forfeited (in shares)	0.0	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	8.9	8.9
of which vested (in shares)	1.1	1.1	1.1
of which unvested (in shares)	7.8	7.8	7.8
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,464	SFr 1,464
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M17, the Bank granted 31.1 million performance shares at a weighted-average share price of CHF 14.41. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Total estimated unrecognized compensation expense	SFr 343	SFr 343
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 14.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		48.0
Granted (in shares)		31.1
Settled (in shares)		(22.9)
Forfeited (in shares)		(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	55.3	55.3
of which vested (in shares)	5.3	5.3
of which unvested (in shares)	50.0	50.0
Bank | Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in 6M17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M17, the Bank granted 45.5 million shares at a weighted-average share price of CHF 14.40. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Vesting period		3 years
Total estimated unrecognized compensation expense	SFr 702	SFr 702
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 14.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		70.7
Granted (in shares)		45.5
Settled (in shares)		(31.5)
Forfeited (in shares)		(2.0)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	82.7	82.7
of which vested (in shares)	9.6	9.6
of which unvested (in shares)	73.1	73.1
Bank | Stock compensation plan | Share awards | UK PRA Staff, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Bank | Stock compensation plan | Share awards | UK PRA Staff, Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Bank | Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 13	SFr 13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		12.7
Granted (in shares)		0.3
Settled (in shares)		(4.8)
Forfeited (in shares)		(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	7.9	7.9
of which vested (in shares)	1.0	1.0
of which unvested (in shares)	6.9	6.9